                                                            [LOGO]
                                                           ADVANTUS
                                                       FAMILY OF FUNDS

                                         ANNUAL REPORT TO SHAREHOLDERS
                                               ADVANTUS INDEX 500 FUND

                                                         JULY 31, 1998

ADVANTUS INDEX 500 FUND
TABLE OF CONTENTS

PERFORMANCE UPDATE                            2

INVESTMENTS IN SECURITIES                     5

STATEMENT OF ASSETS AND LIABILITIES          16

STATEMENT OF OPERATIONS                      17

STATEMENTS OF CHANGES IN NET ASSETS          18

NOTES TO FINANCIAL STATEMENTS                19

INDEPENDENT AUDITORS' REPORT                 23

FEDERAL INCOME TAX INFORMATION               24

SHAREHOLDER SERVICES                         25

                                                                         [PHOTO]

Letter from the President

Dear Shareholder:

Over the past fiscal year (August 1, 1997 through July 31, 1998), the U.S. economy continued to expand at a robust pace, despite signs of slowing. The economic expansion is broad based which illustrates the overall strength of our economy.

From a global perspective, the Asian financial crisis, which has been unfolding throughout the reporting period, has had a dampening effect on interest rates and corporate earnings. Ironically, this situation could have an overall positive impact on the U.S. stock market. Equities continue to benefit from the relatively low level of interest rates, with expansion capital available to companies at a low cost. Also, money continues to flow into the U.S. markets at record levels. A "flight to quality" has brought foreign investors to the shelter of the U.S stock market and to Treasury securities.

Asian demand for U.S. goods has been shrinking, as evidenced by the significant trade drag on U.S. output growth during the second quarter, 1998. The fallout from the Asian financial situation is underway, and the effects will intensify. The result will be declining U.S. growth through the remainder of 1998 and increased competition from cheaper imports. Slower economic growth and increased price competition will reduce profit growth, which has been a key factor supporting the stock market. We anticipate greater volatility in the stock market in the coming months. Keep in mind, however, that the United States has the broadest, strongest economy in the world. Even though we anticipate our economic growth will slow, our country's economy will remain healthy, and we will continue to enjoy low levels of inflation.

Cash flows into the U.S. stock market have dominated valuations and pricing. The stock market has benefited from both the flight to quality (from abroad) and from the huge and continuing cash flows from the funding of retirement assets. Equity valuations are on the high side of almost any historical comparisons, with large cap (and consistent) growth stocks leading the valuation parade. A strong and steady bond market has propped up stock prices. This continues even within an environment of slightly slower growth expectations.

In the report that follows, the portfolio manager provides insightful information about your fund's performance over the last year. As always, we appreciate your continued support of the Advantus family of mutual funds and thank you for investing with Advantus.

Sincerely,

/s/ William Westhoff
William Westhoff, President
Advantus Index 500 Fund, Inc.

ADVANTUS INDEX 500
FUND
PERFORMANCE UPDATE

    [PHOTO]
TERI BRANDT
PORTFOLIO MANAGER
The Advantus Index 500 Fund seeks
investment results that correspond
generally to the price and yield
performance of the common stocks included in the Standard and Poor's Corporation
500 Composite Stock Index (S&P 500
Index).+ It is designed to provide an
economical and convenient means of
maintaining a broad position in the
equity market as part of an overall
investment strategy.
  -Dividends paid quarterly.
  -Capital gains distributions paid annually.
PERFORMANCE

For the twelve month period ended July 31, 1998, the Advantus Index 500 Fund returned the following for each class of shares currently offered:

Class A..........................  18.19 percent*
Class B..........................  17.17 percent*
Class C..........................  17.09 percent*

This compares to the S&P 500**, which earned 19.3 percent for the same period.

PERFORMANCE ANALYSIS

A handful of sectors played a key role in the Fund's performance over the reporting period. Technology, a somewhat shaky sector during the first half of the reporting period, recovered to turn in solid performance for the remainder of the period. This was mainly due to the increases in the computer software and computer services industry and also to the computer networking industry. Health care, financial and consumer cyclicals also posted gains to the index throughout the fiscal year ended July 31, 1998.

The transportation and utilities sectors had the smallest contribution to the index performance in this period. The worst performer was the energy sector, which was hurt by a decline in utilities and a plunge in oil prices to nine-year lows.

Overall, the largest stocks have shown the strongest performance. The positive story for large-cap stocks continued with the largest companies in the S&P 500** showing the best performance. The small and mid-cap companies continue to turn in lower gains during the same period.

OUTLOOK

Hopes for small, but steady, gains in corporate earnings should help to push stocks further. Stocks will likely continue to benefit from the low inflation environment that the U.S. has enjoyed throughout this reporting period.

                                                              ADVANTUS INDEX 500
                                                                            FUND
                                                                   JULY 31, 1998

TEN LARGEST STOCK HOLDINGS

                                                                   % OF
                                                     MARKET        STOCK
COMPANY                                  SHARES      VALUE       PORTFOLIO
--------------------------------------  --------   ----------   -----------
General Electric Company..............   10,600    $  946,712          3.3%
Microsoft Corporation.................    8,000       881,000          3.1%
Coca-Cola Company.....................    8,000       645,500          2.2%
Exxon Corporation.....................    8,000       561,000          1.9%
Merck & Co., Inc......................    3,900       480,919          1.7%
Intel.................................    5,500       464,406          1.6%
Pfizer, Inc...........................    4,200       462,000          1.6%
Wal-Mart Stores.......................    7,000       441,875          1.5%
International Business Machine........    3,100       410,750          1.4%
Lucent Technologies, Inc..............    4,100       378,994          1.3%
                                                   ----------          ---
                                                   $5,673,156         19.6%
                                                   ----------          ---
                                                   ----------          ---

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash and Other
Assets/Liabilities                   0.2%
Transportation                       1.1%
Utilities                            3.3%
Basic Materials                      4.0%
Energy                               6.7%
Communication Services               7.5%
Capital Goods                        8.1%
Consumer Cyclical                   10.6%
Health Care                         11.8%
Consumer Staples                    14.0%
Technology                          14.4%
Financial                           18.3%

+"Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-, "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
*Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.
**The S&P 500 is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.
The Advantus Index 500 Fund is a managed fund whose performance reflects the deduction of an investment advisory fee and other expenses.

ADVANTUS INDEX 500
FUND
JULY 31, 1998

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
               $10,000 INVESTMENT IN THE ADVANTUS INDEX 500 FUND,
                     S&P 500 INDEX AND CONSUMER PRICE INDEX

On the following chart you can see how the total return for each of the three classes of shares of the Advantus Index 500 Fund compared to the S&P 500 Index and the Consumer Price Index. The lines represent the cumulative total return of a hypothetical $10,000 investment made on the inception date of each class of shares of the Advantus Index 500 Fund (January 31, 1997) through July 31, 1998.

                                CLASS A, B AND C

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       (THOUSANDS)

                                 S&P 500           CPI       Class A       Class B       Class C
1/31/97                       $10,000.00    $10,000.00    $10,000.00    $10,000.00    $10,000.00
7/31/97                       $11,790.00    $10,075.00    $11,525.00    $11,577.00    $12,043.00
1/31/98                       $12,754.00    $10,157.00    $11,924.00    $11,992.00    $12,404.00
7/31/98                       $14,684.00    $10,226.00    $13,621.00    $13,701.00    $14,102.00
Average annual total
return:
Class A:
One year                          12.30%
Since inception (1/31/97)         22.90%
Class B:
One year                          12.20%
Since inception (1/31/97)         23.40%
Class C:
One year                          17.10%
Since inception (1/31/97)         25.80%

The preceding chart is useful because it provides you with more information about your investments. There are limitations, however. An index may reflect the performance of securities that the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your Fund does. Performance presented for the Fund reflects the deduction of the maximum 5 percent front-end sales charge for Class A and the maximum applicable contingent deferred sales charge for Class B shares. Sales charges pay for your financial professional's investment advice. Individuals cannot buy even an unmanaged index fund without incurring some charges and expenses.

Historical performance is not an indication of future performance. Investment returns and principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES

JULY 31, 1998
           (Percentages of each investment category relate to total net assets.)

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
COMMON STOCK (99.8%)
  BASIC MATERIALS (4.0%)
    Agriculture Product (.3%)
   2,725    Archer Daniels Midland Company..............................  $     46,666
     900    Pioneer Hi-Bred International...............................        28,462
                                                                          ------------
                                                                                75,128
                                                                          ------------
    Aluminum (.3%)
     600    Alcan Aluminum Limited (c)..................................        15,300
     400    Aluminum Company of America.................................        27,725
     600    Reynolds Metals Company.....................................        31,500
                                                                          ------------
                                                                                74,525
                                                                          ------------
    Chemicals (2.4%)
   1,500    Air Products and Chemicals, Inc.............................        52,500
     700    BF Goodrich Company.........................................        28,394
     600    Dow Chemical Company........................................        54,450
   3,500    DuPont......................................................       217,000
     200    Eastman Chemical Company....................................        11,350
     400    Ecolab, Inc.................................................        12,550
     500    Engelhard Corporation.......................................        10,437
     100    FMC Corporation (b).........................................         6,400
     300    Hercules Incorporated.......................................        10,406
     400    International Flavors & Fragrances..........................        16,800
   1,900    Monsanto Company............................................       107,587
     600    Morton International, Inc...................................        14,512
     400    PPG Industries, Inc.........................................        25,350
     600    Praxair, Inc................................................        29,550
     400    Rohm and Haas Company.......................................        38,950
     500    Sigma-Aldrich...............................................        14,437

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  BASIC MATERIALS--CONTINUED
     900    Union Carbide Corporation...................................  $     43,200
                                                                          ------------
                                                                               693,873
                                                                          ------------
    Iron and Steel (.1%)
   1,400    Allegheny Teledyne Incorported..............................        28,000
     200    Nucor Corporation...........................................         8,700
     300    USX-U.S. Steel Group, Inc...................................         8,081
                                                                          ------------
                                                                                44,781
                                                                          ------------
    Mining (.2%)
     900    Barrick Gold Corporation (c)................................        14,737
     300    Freeport-McMoran Copper.....................................         4,444
     700    Homestake Mining Company....................................         7,219
     400    Inco Limited (c)............................................         4,375
   1,100    Newmont Mining Corporation..................................        20,762
     100    Phelps Dodge Corporation....................................         5,556
                                                                          ------------
                                                                                57,093
                                                                          ------------
    Paper and Forest (.7%)
     200    Bemis Company, Inc..........................................         7,725
     200    Champion International Corporation..........................         8,487
   1,300    Fort James Corporation......................................        43,875
     500    Georgia-Pacific Corporation.................................        25,687
     700    International Paper Company.................................        31,237
     600    Mead Corporation............................................        18,037
     200    Temple-Inland, Inc..........................................        10,412
     300    Union Camp Corporation......................................        12,731
     600    Weyerhaeuser Company........................................        25,200

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  BASIC MATERIALS--CONTINUED
     500    Willamette Industries, Inc..................................  $     14,156
                                                                          ------------
                                                                               197,547
                                                                          ------------
  CAPITAL GOODS (8.1%)
    Aerospace/Defense (1.6%)
   1,500    Allied-Signal, Inc..........................................        65,250
   3,160    Boeing Company..............................................       122,647
     600    General Dynamics Corporation................................        28,537
     600    Lockheed Martin Corporation.................................        59,812
     400    Northrop Grumman Corporation................................        32,425
   1,100    Raytheon Company............................................        60,844
     300    Rockwell International Corporation..........................        12,206
     400    Textron, Inc................................................        29,550
     600    United Technologies Corporation.............................        57,487
                                                                          ------------
                                                                               468,758
                                                                          ------------
    Containers-Metal/Glass (.2%)
     400    Crown Cork & Seal Company, Inc..............................        16,450
     800    Owens-Illinois, Inc. (b)....................................        35,300
                                                                          ------------
                                                                                51,750
                                                                          ------------
    Electrical Equipment (4.1%)
   1,200    AMP Incorporated............................................        35,250
   2,200    CBS Corporation.............................................        74,662
     600    Cooper Industries...........................................        31,462
  10,600    General Electric Company....................................       946,712
     900    Honeywell, Inc..............................................        75,431
     600    Raychem Corporation.........................................        18,675
   1,000    Thermo Electron Corporation (b).............................        23,000
                                                                          ------------
                                                                             1,205,192
                                                                          ------------

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  CAPITAL GOODS--CONTINUED
    Engineering/Construction (.2%)
   1,000    Caterpillar, Inc............................................  $     48,500
     100    Fluor Corporation...........................................         4,206
                                                                          ------------
                                                                                52,706
                                                                          ------------
    Machinery (.4%)
     300    Case Corporation............................................        10,181
   1,500    Deere & Company.............................................        60,281
     600    Dover Corporation...........................................        17,437
     600    Ingersoll-Rand Company......................................        26,512
                                                                          ------------
                                                                               114,411
                                                                          ------------
    Manufacturing (.8%)
     500    Avery Dennison Corporation..................................        28,781
     500    Illinois Tool Works, Inc....................................        28,031
     200    Johnson Controls............................................        10,462
     500    Pall Corporation............................................        11,250
     300    Parker Hannifin Corporation.................................        10,294
     600    Tenneco, Inc................................................        21,750
   1,800    Tyco International, Ltd.....................................       111,487
                                                                          ------------
                                                                               222,055
                                                                          ------------
    Office Equipment (.2%)
     900    Ikon Office Solutions.......................................         9,675
     700    Pitney Bowes, Inc...........................................        35,350
                                                                          ------------
                                                                                45,025
                                                                          ------------
    Trucks and Parts (.1%)
     200    Cummins Engine Co., Inc.....................................        11,137
     200    Paccar, Inc.................................................         8,950
                                                                          ------------
                                                                                20,087
                                                                          ------------

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  CAPITAL GOODS--CONTINUED
    Waste Management (.5%)
   1,100    Browning-Ferris Industries..................................  $     38,706
   1,797    Waste Management, Inc. (b)..................................        99,060
                                                                          ------------
                                                                               137,766
                                                                          ------------
  COMMUNICATION SERVICES (7.5%)
    Cellular (.5%)
   1,900    Airtouch Communications (b).................................       111,744
     900    Nextel Communications, Inc. (b).............................        24,103
                                                                          ------------
                                                                               135,847
                                                                          ------------
    Telecommunication (1.4%)
   2,200    MCI Communications..........................................       142,450
   1,200    Sprint Corporation..........................................        84,000
   3,200    Worldcom, Inc. (b)..........................................       169,200
                                                                          ------------
                                                                               395,650
                                                                          ------------
    Telephone (5.6%)
   1,700    Alltel Corporation..........................................        71,294
   4,000    Ameritech...................................................       196,750
   5,900    AT&T Corporation............................................       357,687
   4,774    Bell Atlantic Corporation...................................       216,620
   3,000    Bellsouth Corporation.......................................       204,937
   1,200    Frontier Corporation........................................        40,275
   2,800    GTE Corporation.............................................       152,250
   1,900    MediaOne, Inc. (b)..........................................        91,794
   5,684    SBC Communications, Inc.....................................       232,333
   1,438    US West Communications Group................................        76,741
                                                                          ------------
                                                                             1,640,681
                                                                          ------------

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  CONSUMER CYCLICAL (10.6%)
    Auto (2.1%)
   2,100    Chrysler Corporation Holding Company........................  $    124,294
     400    Cooper Tire & Rubber Company................................         7,550
     849    Dana Corporation............................................        42,262
     400    Eaton Corporation...........................................        26,100
   3,800    Ford Motor Company..........................................       216,362
   2,000    General Motors Corporation..................................       144,625
     200    Goodyear Tire & Rubber Company..............................        12,187
     500    ITT Industries..............................................        17,437
     300    TRW, Inc....................................................        16,256
                                                                          ------------
                                                                               607,073
                                                                          ------------
    Building Materials (.1%)
     100    Armstrong World Industries, Inc.............................         6,162
   1,200    Masco Corporation...........................................        34,275
                                                                          ------------
                                                                                40,437
                                                                          ------------
    Hardware and Tools (.1%)
     500    The Stanley Works...........................................        21,844
                                                                          ------------
    Houseware (.2%)
   1,100    Corning, Inc................................................        33,756
     600    Whirlpool Corporation.......................................        36,300
                                                                          ------------
                                                                                70,056
                                                                          ------------
    Leisure (.1%)
     300    Brunswick Corporation.......................................         5,831
     300    Hasbro, Inc.................................................        10,856
     500    Mattel, Inc.................................................        19,219
                                                                          ------------
                                                                                35,906
                                                                          ------------
    Lodging-Hotel (.3%)
   1,100    Hilton Hotels Corporation...................................        27,706
   1,500    Marriott International......................................        48,750
                                                                          ------------
                                                                                76,456
                                                                          ------------

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  CONSUMER CYCLICAL--CONTINUED
    Photography/Imagery (.7%)
   1,000    Eastman Kodak Company.......................................  $     84,125
     300    Polaroid Corporation........................................         9,900
   1,000    Xerox Corporation...........................................       105,562
                                                                          ------------
                                                                               199,587
                                                                          ------------
    Publishing (.9%)
     900    Dow Jones & Company, Inc....................................        48,881
     900    Gannett Company.............................................        57,544
     200    Knight-Ridder, Inc..........................................        10,550
     600    McGraw-Hill Companies, Inc..................................        49,162
     800    New York Times Company......................................        24,600
     700    R.R. Donnelly & Sons Company................................        29,750
     600    Tribune Company.............................................        40,350
                                                                          ------------
                                                                               260,837
                                                                          ------------
    Retail (5.0%)
     400    American Greetings..........................................        18,475
   1,300    Autozone, Inc. (b)..........................................        44,525
     200    Circuit City Stores, Inc....................................        10,350
     600    Costco Companies, Inc. (b)..................................        34,050
   1,000    Datyon Hudson Corporation...................................        47,812
     300    Dillards, Inc...............................................        10,312
     600    Federated Department Stores (b).............................        31,762
     900    Fred Meyer, Inc. (b)........................................        39,656
   1,050    Gap Incorported.............................................        62,606
     200    Harcourt General, Inc.......................................        11,287
   4,800    Home Depot, Inc.............................................       201,000
     800    JC Penny Company............................................        46,950
   1,700    K Mart Corporation (b)......................................        27,731
   1,200    Lowe's Companies, Inc.......................................        46,200

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  CONSUMER CYCLICAL--CONTINUED
     500    May Department Stores Company...............................  $     32,094
     200    Mercantile Stores Company, Inc..............................        15,862
     800    Nike, Inc...................................................        35,600
   1,400    Nordstrom, Inc..............................................        43,706
   1,000    Sears, Roebuck & Company....................................        50,750
   1,900    Sherwin-Williams Company....................................        60,562
     400    Tandy Corporation...........................................        22,725
   1,200    The Limited, Inc............................................        32,175
   2,500    TJX Companies Incorporated..................................        58,750
     600    Toys R Us (b)...............................................        13,650
     500    Venator Group (b)...........................................         7,187
   7,000    Wal-Mart Stores.............................................       441,875
                                                                          ------------
                                                                             1,447,652
                                                                          ------------
    Service (1.0%)
   2,620    Cendant Corporation (b).....................................        45,359
     400    Equifax Incorporated........................................        16,350
     300    H & R Block, Inc............................................        12,750
   1,000    Interpublic Group Company...................................        60,250
     700    Mirage Resort, Inc. (b).....................................        15,050
     600    Omnicom Group...............................................        31,500
   1,000    Service Corporation International...........................        37,875
   1,600    Tele-Communications, Inc. (b)...............................        66,800
                                                                          ------------
                                                                               285,934
                                                                          ------------
    Textiles (.1%)
     200    Fruit of the Loom (b).......................................         6,237
     200    Liz Clairborne, Inc.........................................         7,725
     600    V.F. Corporation............................................        28,237
                                                                          ------------
                                                                                42,199
                                                                          ------------

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  CONSUMER STAPLES (14.0%)
    Beverage (3.4%)
   1,600    Anheuser-Busch Companies, Inc...............................  $     82,700
     600    Brown-Forman, Inc...........................................        36,375
   8,000    Coca-Cola Company...........................................       645,500
     400    Coors Company...............................................        15,088
   4,600    Pepsico, Inc................................................       178,537
     700    The Seagram Company, Ltd. (c)...............................        25,725
                                                                          ------------
                                                                               983,925
                                                                          ------------
    Broadcasting (.2%)
     600    Clear Channel Communications (b)............................        33,712
     800    Comcast Corporation.........................................        36,325
                                                                          ------------
                                                                                70,037
                                                                          ------------
    Entertainment (1.6%)
   1,800    Time Warner, Inc............................................       162,112
   1,200    Viacom (b)..................................................        82,200
   6,300    Walt Disney Company.........................................       216,956
                                                                          ------------
                                                                               461,268
                                                                          ------------
    Food (2.1%)
     800    Best Foods..................................................        44,500
   1,100    Campbell Soup Company.......................................        59,400
     900    Conagra, Inc................................................        23,287
     700    General Mills, Inc..........................................        43,356
     900    Hershey Foods Corporation...................................        56,812
     900    HJ Heinz Company............................................        49,612
     800    Kellogg Company.............................................        26,500
     900    Quaker Oats Company.........................................        47,587
     900    Ralston-Purina Group........................................        28,969
   1,200    Sara Lee Corporation........................................        60,150
   1,900    Unilever N.V. (c)...........................................       132,050
     600    Wm. Wrigley Jr. Company.....................................        53,812
                                                                          ------------
                                                                               626,035
                                                                          ------------

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  CONSUMER STAPLES--CONTINUED
    Food & Health (.1%)
   1,200    Sysco Corporation...........................................  $     28,500
                                                                          ------------
    Household Product (3.1%)
     600    Clorox Company..............................................        61,500
   1,000    Colgate Palmolive Company...................................        92,437
   3,700    Gillette Company............................................       193,787
   1,500    Kimberly-Clark Corporation..................................        67,406
   1,100    Minnesota Mining and Manufacturing..........................        82,362
     600    Newell Company..............................................        30,900
   4,200    Procter & Gamble Company....................................       333,375
   1,000    Rubbermaid Incorporated.....................................        33,313
                                                                          ------------
                                                                               895,080
                                                                          ------------
    Personal Care (.2%)
     500    Alberto-Culver Company......................................        12,719
     400    Avon Products...............................................        34,600
                                                                          ------------
                                                                                47,319
                                                                          ------------
    Restaurants (.6%)
   2,200    McDonalds Corporation.......................................       146,988
     740    Tricon Global Restaurants (b)...............................        26,178
     500    Wendy's International, Inc..................................        11,156
                                                                          ------------
                                                                               184,322
                                                                          ------------
    Retail (1.1%)
     600    Albertson's Incorporated....................................        28,838
   1,400    American Stores Company.....................................        32,463
     800    CVS Corporation.............................................        32,800
   1,200    Kroger Company (b)..........................................        56,775
   1,200    Rite Aid Corporation........................................        47,400
     900    Super Valu, Inc.............................................        44,606

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  CONSUMER STAPLES--CONTINUED
   1,400    Walgreen Company............................................  $     60,463
     500    Winn-Dixie Stores, Inc......................................        20,688
                                                                          ------------
                                                                               324,033
                                                                          ------------
    Service (.3%)
     700    Automatic Data Processing, Inc..............................        47,381
     600    Ceridian Corporation (b)....................................        34,313
     300    Deluxe Corporation..........................................        10,219
                                                                          ------------
                                                                                91,913
                                                                          ------------
    Tobacco (1.3%)
     500    Fortune Brands, Inc.........................................        18,469
   7,500    Philip Morris Companies, Inc................................       328,594
   1,000    UST, Inc....................................................        27,000
                                                                          ------------
                                                                               374,063
                                                                          ------------
  ENERGY (6.7%)
    Oil (5.5%)
     300    Amerada Hess Corporation....................................        15,206
   3,100    Amoco Corporation...........................................       129,425
   2,000    Chevron Corporation.........................................       165,250
   8,000    Exxon Corporation...........................................       561,000
   2,400    Mobil Corporation...........................................       167,400
     900    Occidental Petroleum Corporation............................        20,025
     300    Pennzoil Company............................................        13,500
     600    Phillips Petroleum Company..................................        26,513
   7,000    Royal Dutch Petroleum (c)...................................       357,000
   1,700    Texaco, Inc.................................................       103,381
     400    Unocal Corporation..........................................        13,100
     900    USX - Marathon Group........................................        30,713
                                                                          ------------
                                                                             1,602,513
                                                                          ------------

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  ENERGY--CONTINUED
    Oil & Gas (1.2%)
     800    Anadarko Petroleum Corporation..............................  $     27,450
     800    Ashland, Inc................................................        41,500
     900    Atlantic Richfield Company..................................        60,975
     800    Baker Hughes Incorporated...................................        19,550
     452    Burlington Resources, Inc...................................        16,385
     600    Dresser Industries, Inc.....................................        21,188
     700    Halliburton Company.........................................        25,419
     100    Kerr-Mcgee Corporation......................................         5,131
     500    Rowan Company (b)...........................................         7,063
   1,300    Schlumberger Limited........................................        78,731
     800    Union Pacific Resources Group...............................        11,200
     600    Western Atlas Corporation (b)...............................        39,263
                                                                          ------------
                                                                               353,855
                                                                          ------------
  FINANCIAL (18.3%)
    Auto Finance (.3%)
     900    Fleet Financial Group, Inc..................................        77,344
                                                                          ------------
    Banks (8.4%)
   2,220    Banc One Corporation........................................       114,746
   1,000    Bank of Boston Corporation..................................       197,450
   1,000    Bank of New York, Inc.......................................        64,000
   2,200    Bankamerica Corporation.....................................        48,375
     300    Bankers Trust New York Corporation..........................        33,619
     500    BB&T Corporation............................................        35,125
   2,900    Chase Manhattan Corporation.................................       219,313
   1,500    Citicorp....................................................       255,000
     450    Comerica....................................................        30,319

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  FINANCIAL--CONTINUED
     850    Fifth Third Bancorp.........................................  $     52,913
     700    First Chicago NBD Corporation...............................        58,669
   3,048    First Union Corporation.....................................       183,642
   1,210    Huntington Bancshares.......................................        36,603
     600    JP Morgan & Company, Inc....................................        75,600
   1,200    Keycorp.....................................................        40,800
     700    Mellon Bank Corporation.....................................        47,163
     500    Mercantile Bancorporation...................................        27,188
     800    National City Corporation...................................        53,500
   3,105    NationsBank Corporation.....................................       247,624
     300    Northern Trust Corporation..................................        22,088
   2,500    Norwest Corporation.........................................        89,844
   1,200    PNC Bank Corporation........................................        64,725
     400    Republic New York Corporation...............................        23,725
     300    State Street Corporation....................................        20,794
   1,200    Summit Bancorp..............................................        53,700
     800    Suntrust Banks, Inc.........................................        58,400
     900    Synovus Financial Corporation...............................        19,913
   2,553    US Bancorp..................................................       117,438
     500    Wachovia Corporation........................................        42,813
     300    Wells Fargo & Company.......................................       106,763
                                                                          ------------
                                                                             2,441,852
                                                                          ------------
    Commercial Finance (.1%)
   1,300    Dun & Bradstreet Corporation (b)............................        35,669
                                                                          ------------

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  FINANCIAL--CONTINUED
    Consumer Finance (1.5%)
   1,400    American Express Company....................................  $    154,525
   1,086    Associates First Capital Corporation........................        84,389
     400    Capital One Financial Corporation...........................        46,425
   1,519    Household International, Inc................................        75,571
   1,150    MBNA Corporation............................................        38,525
     800    SLM Holding Corporation.....................................        37,000
                                                                          ------------
                                                                               436,435
                                                                          ------------
    Finance-Diversified (1.5%)
     800    American General Corporation................................        54,650
   1,350    Charles Schwab Corporation..................................        50,625
   1,900    Federal Home Loan Mortgage Corporation......................        89,775
   3,200    Federal National Mortgage Association.......................       198,400
     900    MGIC Investment Corporation.................................        48,263
                                                                          ------------
                                                                               441,713
                                                                          ------------
    Insurance (4.8%)
     900    Aetna Incorporated..........................................        62,381
   2,700    Allstate Corporation........................................       114,581
   2,250    American International Group................................       339,328
     450    Aon Corporation.............................................        30,600
     300    Chubb Corporation...........................................        22,013
     600    Cigna Corporation...........................................        39,638
     950    Conseco, Inc................................................        39,900
     200    General Re Corporation......................................        47,400
     600    Hartford Financial Services Group...........................        31,238

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  FINANCIAL--CONTINUED
     300    Jefferson-Pilot Corporation.................................  $     16,913
     300    Lincoln National Corporation................................        28,725
     700    Loews Corporation...........................................        56,438
     600    Marsh & McLennen............................................        36,638
     600    MBIA, Inc...................................................        40,425
     300    Progressive Corporation.....................................        37,088
     500    Providian Financial.........................................        39,281
     800    Safeco Corporation..........................................        36,050
     600    St. Paul Companies, Inc.....................................        21,713
     450    Sunamerica Incorporated.....................................        27,647
     400    Torchmark Corporation.......................................        17,525
     400    Transamerica Corporation....................................        47,250
   3,589    Travelers Group Incorporated................................       240,463
     700    Unum Corporation............................................        36,881
                                                                          ------------
                                                                             1,410,116
                                                                          ------------
    Investment Bankers/Brokers (1.3%)
     700    Bear Stearns Companies......................................        39,375
     700    Franklin Resources, Inc.....................................        30,494
     400    Lehman Brothers Holdings, Inc...............................        28,800
   1,100    Merrill Lynch & Co., Inc....................................       107,250
   1,830    Morgan Stanley Dean Witter..................................       159,324
                                                                          ------------
                                                                               365,243
                                                                          ------------
    Public Finance (.1%)
     400    Countrywide Credit Industries...............................        19,300
                                                                          ------------

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  FINANCIAL--CONTINUED
    Savings and Loans (.3%)
     300    Golden West Financial Corporation...........................  $     27,713
     600    H.F. Ahmanson & Company.....................................        39,638
     870    Washington Mutual Incorporated..............................        34,746
                                                                          ------------
                                                                               102,097
                                                                          ------------
  HEALTH CARE (11.8%)
    Biotechnology (.2%)
     800    Amgen, Inc. (b).............................................        58,750
                                                                          ------------
    Drugs (6.4%)
   3,100    Bristol-Myers Squibb Company................................       353,206
     300    Cardinal Health Incorporated................................        28,819
   3,400    Eli Lilly & Company.........................................       228,650
   3,900    Merck & Co., Inc............................................       480,919
   4,200    Pfizer, Inc.................................................       462,000
   1,400    Pharmacia & Upjohn..........................................        66,325
   2,400    Schering Plough Corporation.................................       232,200
                                                                          ------------
                                                                             1,852,119
                                                                          ------------
    Health Care-Diversified (3.3%)
   4,800    Abbott Laboratories.........................................       199,500
   4,100    American Home Products Corporation..........................       211,150
   1,600    HealthSouth Rehabilitation Company (b)......................        40,200
   4,200    Johnson & Johnson...........................................       324,450
   2,400    Warner-Lambert Company......................................       181,350
                                                                          ------------
                                                                               956,650
                                                                          ------------

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  HEALTH CARE--CONTINUED
    Hospital Management (.3%)
   1,700    Columbia/HCA Healthcare Corporation.........................  $     48,450
     900    Tenet Healthcare Corporation (b)............................        26,944
                                                                          ------------
                                                                                75,394
                                                                          ------------
    Managed Care (.2%)
   1,200    Humana (b)..................................................        32,625
     700    United Health Care..........................................        39,550
                                                                          ------------
                                                                                72,175
                                                                          ------------
    Medical Products/Supplies (1.4%)
     600    Alza Corporation (b)........................................        23,325
     300    Bausch & Lomb Incorporated..................................        15,338
     900    Baxter International, Inc...................................        53,775
     600    Becton, Dickinson & Company.................................        49,575
     700    Biomet, Inc.................................................        21,875
     600    Boston Scientific Corporation (b)...........................        45,975
     400    Guidant Corporation.........................................        29,725
     600    Mallinckrodt, Inc...........................................        16,613
   1,400    Medtronic, Inc..............................................        86,713
     400    St. Jude Medical, Inc. (b)..................................        12,200
   1,200    United States Surgical Corporation..........................        55,275
                                                                          ------------
                                                                               410,389
                                                                          ------------
  TECHNOLOGY (14.4%)
     200    3 Com (b)...................................................         4,950
     200    Adobe Systems, Inc..........................................         6,463
     900    Advanced Micro Devices, Inc. (b)............................        15,525
     500    Apple Computer Incorporated (b).............................        17,313
   2,400    Applied Materials, Inc. (b).................................        80,400

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  TECHNOLOGY--CONTINUED
   1,700    Bay Networks, Inc. (b)......................................  $     58,544
   3,200    Cisco Systems, Inc. (b).....................................       306,400
   5,361    Compaq Computer Corporation.................................       176,243
   1,400    Computer Associates International...........................        46,463
     600    Computer Sciences Corporation...............................        38,400
   2,000    Dell Computer Corporation (b)...............................       217,188
   1,800    DSC Communications (b)......................................        54,619
   1,500    EMC Corporation (b).........................................        73,500
   1,200    First Data Corporation......................................        34,725
     600    Gateway (b).................................................        32,400
   1,900    General Instrument Corporation (b)..........................        51,538
     600    Harris Corporation..........................................        23,775
     800    HBO & Company...............................................        23,575
   3,400    Hewlett-Packard Company.....................................       188,700
     600    IMS Health, Inc.............................................        37,688
   5,500    Intel.......................................................       464,406
   3,100    International Business Machine..............................       410,750
     200    KLA-Tencor Corporation (b)..................................         5,975
   4,100    Lucent Technologies, Inc....................................       378,994
     700    Micron Technology, Inc. (b).................................        23,363
   8,000    Microsoft Corporation (b)...................................       881,000
   1,600    Motorola....................................................        83,600
     300    National Semiconductor Corporation (b)......................         3,694
   1,500    Northern Telecom Limited....................................        88,125

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  TECHNOLOGY--CONTINUED
   3,200    Oracle Corporation (b)......................................  $     84,800
   1,400    Parametric Technology Corporation (b).......................        19,075
     200    Perkin-Elmer Corporation....................................        11,725
   1,600    Seagate Technology, Inc. (b)................................        36,400
     900    Silicon Graphics Incorporated (b)...........................        10,013
   1,200    Sun Microsystems, Inc. (b)..................................        56,700
     600    Tellabs Incorporated (b)....................................        45,169
   1,200    Texas Instruments Incorporated..............................        71,175
     800    W.W. Grainger, Inc..........................................        35,300
                                                                          ------------
                                                                             4,198,673
                                                                          ------------
  TRANSPORTATION (1.1%)
    Air Freight (.1%)
     300    FDX Corporation (b).........................................        18,206
                                                                          ------------
    Airlines (.5%)
     400    AMR Corporation (b).........................................        28,575
     200    Delta Air Lines, Inc........................................        24,500
   1,900    Southwest Airlines Company..................................        62,581
     300    USAir Group, Inc. (b).......................................        22,500
                                                                          ------------
                                                                               138,156
                                                                          ------------
    Railroads (.5%)
     600    Burlington Northern Santa Fe................................        61,763
     400    CSX Corporation.............................................        16,175
   1,300    Norfolk Southern Corporation................................        38,838
     600    Union Pacific Corporation...................................        25,200
                                                                          ------------
                                                                               141,976
                                                                          ------------

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  TRANSPORTATION--CONTINUED
    Transport Services ( -- )
     600    Laidlaw, Inc. (c)...........................................  $      5,738
                                                                          ------------
  UTILITIES (3.3%)
    Electric Companies (2.6%)
     200    Ameren Corporation..........................................         7,563
     800    American Electric Power Company.............................        34,450
   1,000    Carolina Power & Light Company..............................        40,688
     300    Central & Southwest Corporation.............................         7,631
     200    Cinergy.....................................................         6,313
     700    Consolidated Edison, Inc....................................        29,619
     600    Dominion Resources, Inc.....................................        24,450
     600    DTE Energy Company..........................................        24,075
     908    Duke Energy Corporation.....................................        51,870
   1,200    Edison International........................................        33,300
   1,400    Emerson Electric Company....................................        83,213
   1,000    Entergy Corporation.........................................        27,375
   2,200    FirstEnergy Corporation.....................................        60,638
     600    FPL Group Incorporated......................................        36,488
     200    GPU Incorporated............................................         7,150
   1,100    Houston Industries, Inc.....................................        30,731
     400    Northern States Power Company...............................        10,525
   1,200    Pacific Gas & Electric Company..............................        36,525
   1,100    Pacificorp..................................................        23,581
   1,500    Peco Energy Company.........................................        44,906
   1,000    Public Service Enterprise Group.............................        32,688
   2,000    Southern Company............................................        51,000
     600    Texas Utilities Company.....................................        24,038

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  UTILITIES--CONTINUED
   1,200    Unicom Coproration..........................................  $     41,475
                                                                          ------------
                                                                               770,292
                                                                          ------------
    Natural Gas (.7%)
   1,900    Coastal Corporation.........................................        62,225
     300    Consolidated Natural Gas Company............................        15,506
     700    Enron Corporation...........................................        37,056
   1,400    Sempra Energy (b)...........................................        35,263

                                                                             MARKET
 SHARES                                                                     VALUE(a)
---------                                                                 ------------
  UTILITIES--CONTINUED
     300    Sonat, Inc..................................................  $      8,775
   1,200    The Williams Company........................................        38,475
                                                                          ------------
                                                                               197,300
                                                                          ------------
Total common stocks (cost: $24,378,445).................................    28,989,306
                                                                          ------------

PRINCIPAL
---------
SHORT-TERM SECURITIES (.9%)
$268,095    Federated Prime Obligation Fund, current rate 5.500%.......        268,095
                                                                          ------------
            Total short-term securities (cost: $268,095)...............        268,095
                                                                          ------------
            Total investments in securities (cost: $24,646,540) (d)....   $ 29,257,401
                                                                          ------------
                                                                          ------------

Notes to Investments in Securities
----------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 1.9% of net assets in foreign securities as of July 31, 1998.
(d) At July 31, 1998 the cost of securities for federal income tax purposes was $24,668,705. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation...........  $   5,348,276
Gross unrealized depreciation...........       (759,580)
                                          -------------
Net unrealized appreciation.............  $   4,588,696
                                          -------------
                                          -------------

ADVANTUS INDEX 500 FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1998

                             ASSETS
Investments in securities, at market value--see
 accompanying schedule for detailed listing
 (identified cost: $24,646,540)...................  $ 29,257,401
Cash in bank on demand deposit....................         1,817
Receivable for Fund shares sold...................       145,808
Receivable for investment securities sold.........     1,393,024
Accrued interest receivable.......................         1,764
Dividends receivable..............................        26,455
Organizational costs (note 5).....................        62,175
                                                    ------------
    Total assets..................................    30,888,444
                                                    ------------
                          LIABILITIES
Payable for investment securities purchased.......     1,627,285
Payable for Fund shares redeemed..................       119,796
Payable to Adviser................................        90,669
                                                    ------------
    Total liabilities.............................     1,837,750
                                                    ------------
Net assets applicable to outstanding capital
 stock............................................  $ 29,050,694
                                                    ------------
                                                    ------------
Represented by:
  Capital stock--authorized 10 billion shares
   (Class A--2 billion shares, Class B--2 billion
   shares, Class C--2 billion shares and 4 billion
   shares unallocated) of $.01 par value (note
   1).............................................  $     19,321
  Additional paid-in capital......................    24,270,102
  Undistributed net investment income.............        11,532
  Accumulated net realized gain from
   investments....................................       138,878
  Unrealized appreciation on investments..........     4,610,861
                                                    ------------
    Total--representing net assets applicable to
     outstanding capital stock....................  $ 29,050,694
                                                    ------------
                                                    ------------
Net assets applicable to outstanding Class A
 shares...........................................  $ 15,710,848
                                                    ------------
                                                    ------------
Net assets applicable to outstanding Class B
 shares...........................................  $ 11,831,678
                                                    ------------
                                                    ------------
Net assets applicable to outstanding Class C
 shares...........................................  $  1,508,168
                                                    ------------
                                                    ------------
Shares outstanding and net asset value per share:
  Class A--Shares outstanding 1,043,120...........  $      15.06
                                                    ------------
                                                    ------------
  Class B--Shares outstanding 788,282.............  $      15.01
                                                    ------------
                                                    ------------
  Class C--Shares outstanding 100,721.............  $      14.97
                                                    ------------
                                                    ------------

                See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                                         STATEMENT OF OPERATIONS
                                                FOR THE YEAR ENDED JULY 31, 1998

Investment income:
  Interest.............................  $   12,344
  Dividends............................     268,129
                                         ----------
      Total investment income..........     280,473
                                         ----------
Expenses (note 4):
  Investment advisory fee..............      61,186
  Distribution fees--Class A...........      33,567
  Distribution fees--Class B...........      59,190
  Distribution fees--Class C...........       8,876
  Administrative services fee..........      43,800
  Amortization of organizational
   costs...............................      17,764
  Transfer agent fees..................      36,641
  Custodian fees.......................      17,275
  Auditing and accounting services.....      13,025
  Legal fees...........................       4,743
  Directors' fees......................         242
  Registration fees....................      38,564
  Printing and shareholder reports.....      27,865
  Insurance............................       5,771
  Licensing fee........................       3,863
  Other................................         214
                                         ----------
      Total expenses...................     372,586
Less fees and expenses waived or
 absorbed by Adviser:
  Class A distribution fees............     (18,213)
  Other fund expenses..................    (162,977)
                                         ----------
      Total fees and expenses waived or
      absorbed.........................    (181,190)
                                         ----------
      Total net expenses...............     191,396
                                         ----------
      Investment income--net...........      89,077
                                         ----------
Realized and unrealized gains on
 investments:
  Net realized gains on investments
   (note 3)............................     155,958
  Net change in unrealized appreciation
   or depreciation on investments......   2,694,442
                                         ----------
      Net gains on investments.........   2,850,400
                                         ----------
Net increase in net assets resulting
 from operations.......................  $2,939,477
                                         ----------
                                         ----------

                See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JULY 31, 1998 AND THE PERIOD FROM SEPTEMBER 4, 1996, COMMENCEMENT OF OPERATIONS, TO JULY 31, 1997

                                            1998         1997
                                         -----------  -----------
Operations:
  Investment income--net...............  $    89,077  $    48,081
  Net realized gain on investements....      155,958        4,576
  Net change in unrealized appreciation
   or depreciation on investments......    2,694,442    1,916,419
                                         -----------  -----------
      Increase in net assets resulting
       from operations.................    2,939,477    1,969,076
                                         -----------  -----------
Distributions to shareholders from:
  Investment income--net:
    Class A............................      (99,594)     (37,824)
    Class B............................       (9,115)      (3,405)
    Class C............................       (1,291)      (1,043)
  Net realized gains on investments:...
    Class A............................      (14,438)          --
    Class B............................       (6,117)          --
    Class C............................       (1,101)          --
                                         -----------  -----------
      Total distributions..............     (131,656)     (42,272)
                                         -----------  -----------
Capital share transactions (notes 4 and
 6):
  Proceeds from sales:
    Class A............................    7,485,540    6,559,299
    Class B............................    9,963,570    1,754,388
    Class C............................    1,231,311      228,318
  Proceeds from issuance of shares as a
   result of reinvested dividends:
    Class A............................       40,014        5,289
    Class B............................       15,232        3,405
    Class C............................        2,392        1,043
  Payments for redemption of shares:
    Class A............................   (1,740,078)     (53,724)
    Class B............................     (949,778)     (20,288)
    Class C............................     (208,843)      (1,021)
                                         -----------  -----------
      Increase in net assets from
       capital share transactions......   15,839,360    8,476,709
                                         -----------  -----------
      Total increase in net assets.....   18,647,181   10,403,513
Net assets at beginning of period......   10,403,513           --
                                         -----------  -----------
Net assets at end of period (including
 undistributed net investment income of
 $11,532 and $14,691, respectively)....  $29,050,694  $10,403,513
                                         -----------  -----------
                                         -----------  -----------

                See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                   JULY 31, 1998

(1) ORGANIZATION
    Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Funds investment objective is to seek investment results that correspond generally to that of the S&P 500 Index.

    The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

    On September 4, 1996, Advantus Capital Management, Inc. (Advantus Capital or the Adviser) purchased 5,000 Class A shares, 5,000 Class B shares and 5,000 Class C shares. Advantus Capital is a wholly-owned subsidiary of The Minnesota Mutual Life Insurance Company (Minnesota Mutual). Inception of the Fund was January 31, 1997 when the shares became effectively registered under the Securities Exchange Act of 1933. Prior to the date of inception, Minnesota Mutual purchased 500,000 Class A shares for $5 million.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The significant accounting policies followed by the Fund are summarized as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term securities are valued at market.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)
  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in capital by $17,764.

  DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.

(3) INVESTMENT SECURITY TRANSACTIONS
    For the year ended July 31, 1998, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $26,434,435 and $10,565,242 respectively.

(4) EXPENSES AND RELATED PARTY TRANSACTIONS
    The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged Minnesota Mutual to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services. Subject to a minimum annual fee of $12,000, Minnesota Mutual provides transfer agent services to the Fund at an annual cost of $25 per shareholder account.

    The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to Ascend Financial Services, Inc. (Ascend), formerly know as MIMLIC Sales Corporation, the underwriter of the Fund and wholly-owned subsidiary of Advantus Capital, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class A Plan provides for a fee up to .30 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Ascend is currently waiving that portion of Class A distribution fees which exceeds, as a percentage of average daily net assets, .15 percent. Prior to December 31, 1997 the portion exceeding .10 percent of average daily net assets was waived. Ascend waived Class A distribution fees in the amount of $18,213 for the year ended July 31, 1998.

    The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

                                                         ADVANTUS INDEX 500 FUND
                                        NOTES TO FINANCIAL STATEMENTS--CONTINUED

(4) EXPENSES AND RELATED PARTY TRANSACTIONS--(CONTINUED)
    The Fund pays an administrative services fee equal to $3,700 to Minnesota Mutual for accounting, auditing, legal and other administrative services which Minnesota Mutual provides. Prior to February 1, 1998, the administrative services fee was $3,600 per month.

    Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the year ended July 31, 1998, Advantus Capital voluntarily agreed to absorb $162,977 in expenses which were otherwise payable by the Fund.

    Sales charges received by Ascend for distributing the Fund's three classes of shares amounted to $225,676.

    As of July 31, 1998, Minnesota Mutual and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                                                                             NUMBER OF    PERCENTAGE
                                                                                              SHARES         OWNED
                                                                                            -----------  -------------
Class A...................................................................................     505,158          48.4%
Class B...................................................................................       5,113            .7%
Class C...................................................................................       5,105           5.1%

    Legal fees were paid to a law firm of which the Fund's secretary is a partner in the amount of $4,731.

(5) ORGANIZATIONAL COSTS
    The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6) CAPITAL SHARE TRANSACTIONS
    Transactions in shares for the year ended July 31, 1998 and the period from September 4, 1996 (commencement of operations) to July 31, 1997 were as follows:

                                                            CLASS A               CLASS B               CLASS C
                                                     ---------------------  --------------------  --------------------
                                                        1998       1997       1998       1997       1998       1997
                                                     ----------  ---------  ---------  ---------  ---------  ---------
Sold...............................................     528,494    638,721    702,411    153,967     94,533     20,674
Issued for reinvested distributions................       2,873        456      1,181        303        186         99
Redeemed...........................................    (122,719)    (4,705)   (67,797)    (1,783)   (14,688)       (83)
                                                     ----------  ---------  ---------  ---------  ---------  ---------
                                                        408,648    634,472    635,795    152,487     80,031     20,690
                                                     ----------  ---------  ---------  ---------  ---------  ---------
                                                     ----------  ---------  ---------  ---------  ---------  ---------

(7) YEAR 2000
    In 1995, Minnesota Mutual began addressing computer systems requirements and applications to be Year 2000 compliant. Based on a current study, Minnesota Mutual plans to spend approximately $14 million through 1999 to modify its computer information systems, enabling proper processing of transactions relating to the year 2000 and beyond. The Fund will not be charged for these expenses.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(8) FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock and selected information for each period are as follows:

                                                   CLASS A                      CLASS B                      CLASS C
                                          --------------------------   --------------------------   -------------------------
                                                         PERIOD FROM                  PERIOD FROM                 PERIOD FROM
                                                         JANUARY 31,                  JANUARY 31,                 JANUARY 31,
                                           YEAR ENDED      1997 TO      YEAR ENDED      1997 TO     YEAR ENDED      1997 TO
                                            JULY 31,      JULY 31,       JULY 31,      JULY 31,      JULY 31,      JULY 31,
                                              1998          1997           1998          1997          1998          1997
                                          ------------   -----------   ------------   -----------   -----------   -----------
Net asset value, beginning of period....     $ 12.89        $10.68        $ 12.87        $10.69        $12.85        $10.69
                                          ------------   -----------   ------------   -----------   -----------   -----------
Income from investment operations:
  Net investment income.................         .10           .06            .02           .01           .01           .01
  Net gains or losses on securities
    (both realized and unrealized)......        2.21          2.21           2.17          2.21          2.16          2.18
                                          ------------   -----------   ------------   -----------   -----------   -----------
    Total from investment operations....        2.31          2.27           2.19          2.22          2.17          2.19
                                          ------------   -----------   ------------   -----------   -----------   -----------
Less distributions:
  Dividends from net investment
    income..............................        (.12)         (.06)          (.03)         (.04)         (.03)         (.03)
  Distributions from capital gains......        (.02)           --           (.02)           --          (.02)           --
                                          ------------   -----------   ------------   -----------   -----------   -----------
    Total distributions.................        (.14)         (.06)          (.05)         (.04)         (.05)         (.03)
                                          ------------   -----------   ------------   -----------   -----------   -----------
Net asset value, end of period..........     $ 15.06        $12.89        $ 15.01        $12.87        $14.97        $12.85
                                          ------------   -----------   ------------   -----------   -----------   -----------
                                          ------------   -----------   ------------   -----------   -----------   -----------
Total return (a)........................        18.2%         21.3%          17.2%         20.8%         17.1%         20.4%
Net assets, end of period (in
  thousands)............................     $15,711        $8,176        $11,832        $1,962        $1,508        $  266
Ratio of expenses to average daily net
  assets (c)............................         .74%          .70%(b)       1.60%         1.60%(b)      1.60%         1.60%(b)
Ratio of net investment income to
  average daily net assets (c)..........         .83%         1.19%(b)       (.06)%         .29%(b)      (.06)%         .29%(b)
Portfolio turnover rate (excluding
  short-term securities)................        59.2%          5.8%          59.2%          5.8%         59.2%          5.8%
Average commission rate on common stock
  transactions (d)......................     $ .0281        $.0319        $ .0281        $.0319        $.0281        $.0319

------------

(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.
(b)  Adjusted to an annual basis.
(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $181,190 and $50,025 in expenses for the year ended July 31, 1998 and the period from January 31, 1997 (date of inception) to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.81% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.24%) and (.40%), respectively. If Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.97%) and (1.10%), respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.97%) and (1.10%), respectively.
(d) Average commission rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of common stocks for the period by the total number of related shares purchased and sold.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Advantus Index 500 Fund, Inc.:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the Advantus Index 500 Fund, Inc. as of July 31, 1998 and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended July 31, 1998, and the period from September 4, 1996, commencement of operations, to July 31, 1997 and the financial highlights for the year ended July 31, 1998 and the period from Janurary 31, 1997, date of inception, to July 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased or sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Index 500 Fund, Inc. as of July 31, 1998 and the results of its operations, changes in its net assets and financial highlights, for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
September 4, 1998

ADVANTUS INDEX 500 FUND
FEDERAL INCOME TAX INFORMATION

    The following information for federal income tax purposes is presented as an aid to shareholders in reporting the distributions paid by the Fund in the fiscal period ended July 31, 1998. Dividends for the 1998 calender year will be reported to you on Form 1099-Div in late January 1999. Shareholders should consult a tax adviser on how to report these distributions for state and local purposes.

CLASS A

PAYABLE DATE                                                                                                  PER SHARE
------------------------------------------------------------------------------------------------------------  ---------
Income distribution--taxable as dividend income, 100% qualifying for deductions by corporations
September 24, 1997..........................................................................................  $   .0326
December 23, 1997...........................................................................................      .0594
March 25, 1998..............................................................................................      .0278
June 25, 1998...............................................................................................      .0255
                                                                                                              ---------
                                                                                                              $   .1453
                                                                                                              ---------
                                                                                                              ---------

    The distribution of $.0594 payable on December 23, 1997 represents $.0196 of short-term capital gains (taxable as dividend income) and $.0398 from net investment income.

CLASS B

PAYABLE DATE                                                                                                  PER SHARE
------------------------------------------------------------------------------------------------------------  ---------
Income distribution--taxable as dividend income, 100% qualifying for deductions by corporations
September 24, 1997..........................................................................................  $   .0107
December 23, 1997...........................................................................................      .0353
March 25, 1998..............................................................................................      .0039
                                                                                                              ---------
                                                                                                              $   .0499
                                                                                                              ---------
                                                                                                              ---------

    The distribution of $.0353 payable on December 23, 1997 represents $.0196 of short-term capital gains (taxable as dividend income) and $.0157 from net investment income.

CLASS C

PAYABLE DATE                                                                                                  PER SHARE
------------------------------------------------------------------------------------------------------------  ---------
Income distribution--taxable as dividend income, 100% qualifying for deductions by corporations
September 24, 1997..........................................................................................  $   .0096
December 23, 1997...........................................................................................      .0335
March 25, 1998..............................................................................................      .0030
                                                                                                              ---------
                                                                                                              $   .0461
                                                                                                              ---------
                                                                                                              ---------

    The distribution of $.0335 payable on December 23, 1997 represents $.0196 of short-term capital gains (taxable as dividend income) and $.0139 from net investment income.

                                                            SHAREHOLDER SERVICES

    The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that apply to a particular Fund.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make four exchanges each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange within the calendar year. Systematic Exchange Plans are exempt from this charge.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive checks at specified intervals from your fund account--subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE EXCHANGE: You can move money from one Advantus account to any other Advantus account you own (with identical registrations within the same class) just by calling our toll free number. The Telephone Exchange and Telephone Redemption privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Exchange and Redemption may be changed (added/deleted) at any time by submitting a request in writing or by completing a Service Request Form.

SYSTEMATIC EXCHANGE: You can move a set amount of money monthly from one Advantus Fund to another Advantus Fund (with identical registrations within the same class) to diversify your investment portfolio and take advantage of dollar-cost averaging.

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Mutual insurance premiums from your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge on Advantus's non-money market funds.

SPECIAL PURCHASE PLANS: Special purchase plans enable you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets.) The Automatic Investment Plan allows you to invest automatically each month from your checking or savings account.

IRAS, OTHER QUALIFIED PLAN: You can use the Advantus Family of Funds for your Traditional or Roth Individual Retirement Account or other qualified plan including: SEP IRA's, SIMPLE IRA's, profit sharing, money purchase or defined benefit plans.

GROUP INVESTMENT PLAN: This plan provides employers and employees with a convenient means for investing in the funds through payroll deduction.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account or wire transferred to your bank of record for the account.

Wire transfers are for amounts over $500. The prevailing wire charge will be added to the withdrawal amount. The Telephone Exchange and Telephone Redemption privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Exchange and Redemption may be changed (added/deleted) at any time by submitting a request in writing or by completing a Service Request Form. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You will receive written confirmation of every investment you initiate (monthly statements for your Money Market account) and quarterly statements to help you track all of your Advantus Fund investments and annual tax statements. Semi-annual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining personal information and assistance directly from Advantus Shareholder Services, call (1-800-665-6005). Advantus Account Representatives are available Monday through Friday from 8 a.m. to 4:45 p.m. Central Time. Our voice response system is available from 7 a.m. to 3 a.m. Central Time Monday through Friday, and 8 a.m. to 5 p.m. on Saturday. This system allows you to access current net asset values and account balances.

HOW TO INVEST

    You can invest in one or more of the ten Advantus Funds through a local Registered Representative of Ascend Financial Services, Inc. (formerly known as MIMLIC Sales Corporation), distributor of the Funds. Contact your representative for information and a prospectus for any of the Advantus Funds you are interested in. To find a Registered Representative near you, call the toll-free service line (1-800-665-6005).

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use the Automatic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER

    Advantus Capital Management, Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management.

    Advantus Capital Management, Inc. manages twelve mutual funds containing $2.9 billion in assets in addition to $2.0 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 13 years of investment experience.

ADVANTUS FAMILY OF FUNDS

Advantus Bond Fund

Advantus Horizon Fund

Advantus Spectrum Fund

Advantus Enterprise Fund

Advantus Cornerstone Fund

Advantus Money Market Fund

Advantus Mortgage Securities Fund

Advantus International Balanced Fund

Advantus Venture Fund

Advantus Index 500 Fund

     THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED
       TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                      [ADVANTUS -TM- FAMILY OF FUNDS LOGO]
                        ASCEND FINANCIAL SERVICES, INC.,
                      SECURITIES DEALER, MEMBER NASD/SIPC

                            400 ROBERT STREET NORTH
                            ST. PAUL, MN 55101-2098
                                 1-888-AFS-1838
                                (1-888-237-1838)

ASCEND FINANCIAL SERVICES, INC.                         BULK RATE
400 ROBERT STREET NORTH                             U.S. POSTAGE PAID
ST. PAUL, MN 55101-2098                                ST. PAUL, MN
                                                     PERMIT NO. 3547

ADDRESS SERVICE REQUESTED

F.51520 Rev. 9-1998